Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowances (in Dollars)	$ 162	$ 188
Common stock, shares authorized	25,000,000	25,000,000
Common stock, par value (in Dollars per share)	$ 1	$ 1
Common stock, shares issued	11,700,286	11,666,898
Common stock, shares outstanding	11,700,286	11,666,898